Plan Asset Fair Value Measurements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 15,021	$ 15,499	$ 13,573
Fair Value, Inputs, Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	15,021
Fair Value, Inputs, Level 1 | Cash
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2
Fair Value, Inputs, Level 1 | Equity Securities | Legal and General UK Equity Index
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,426
Fair Value, Inputs, Level 1 | Equity Securities | Legal and General North America Equity Index
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,772
Fair Value, Inputs, Level 1 | Equity Securities | Legal and General Europe (ex UK) Equity Index
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,696
Fair Value, Inputs, Level 1 | Equity Securities | Legal and General Japan Equity Index
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,329
Fair Value, Inputs, Level 1 | Equity Securities | Legal and General Asia Pac (ex Japan) Equity Index
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,301
Fair Value, Inputs, Level 1 | Fixed Income Securities | Legal and General over 15 year Gilts Index
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	495
Fair Value, Inputs, Level 1 | Fixed Income Securities | Legal and General AAA-AA-A Bonds Over 15 year Index
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	499
Fair Value, Inputs, Level 1 | Fixed Income Securities | Legal and General over 5 year Index-Linked Gilts Index
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	$ 501